Discontinued operations and assets held for sale - Sale of Galapagos real estate Belgium NV - Gain on disposal of subsidiaries (Details) - Galapagos Real Estate Belgium NV [member]	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received Income	€ 12,206,000
Settlement of intercompany loan	(11,012,000)
Net assets disposed of	(109,000)
Gain on disposal of subsidiaries	€ 1,085,000